CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement Of Financial Position [Abstract]
Common stock, par value	$ 1.00	$ 1.00
Common stock, shares authorized	255,000,000	255,000,000
Common stock, shares issued	97,508,614	83,230,094
Treasury stock, shares	2,833,007	2,767,335